FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net	$ 121,047		$ 128,671	$ 130,472
Property and equipment, accumulated depreciation	299,011		257,068	379,259
Depreciation expense	$ 42,591	$ 34,079	$ 69,655	$ 86,016